STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12 — STOCKHOLDERS’ EQUITY

Common Stock — The Company has authorized 100,000,000 shares of common stock, $0.001 par value. As of September 30, 2011 and 2010, respectively, there were 21,600,000 and 9,308,333 common shares issued, and 21,600,000 and 9,262,263 common shares outstanding.

On April 19, 2011, the Company received 400 common shares, with a uncontrolled interest value of $325,208, (15% of the outstanding common shares) of LiqTech Int. DK (formerly CoMeTas AS) upon the departure of the Chief Executive Officer and recorded a capital contribution of $280,039.

Stock Options — In August 2011, the Company’s Board of Directors adopted a Stock Option Plan. Under the terms and conditions of the Plan, the board is empowered to grant stock options to employees, officers, and directors of the Companies. At September 30, 2011, the total number of shares of common stock granted under the Plan was 2,000,000 options.

The Company recognizes compensation costs for stock option awards to employees based on their grant-date fair value. The value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted-average assumptions used to estimate the fair values of the stock options granted using the Black-Scholes option-pricing model are as follows:

LiqTech International, Inc.
Expected term	3.5 Years
Volatility	0.07%
Risk free interest rate	2.33%
Dividend yield	0%

The Company recognized employee stock based compensation expense of $20,661 and $8,803 for the nine months end September 30, 2011 and 2010, respectively. At September 30, 2011 the Company had approximately $39,230 of unrecognized compensation cost related to Non-vested options expected to be recognized through August 24, 2013.

A summary of the status of the options outstanding at September 30, 2011 is presented below:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.50 – $3.00	2,000,000	3.42 years	$2.625	66,667	$2.625

A summary of the status of the options at September 30, 2011, and changes during the year is presented below:

	September 30, 2011
	Shares	Weighted Average Exercise Price	Average Remaining Life	Weighted Average Intrinsic Value
LiqTech International Inc.
Outstanding at beginning of period	0	$0	0	$—
Granted	2,000,000	2.625	3.42	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at end of period	2,000,000	$2.625	3.42	$1,750,000
Vested and Expected to Vest	666,667	$2.625	3.42	$583,334
Exercisable end of period	666,667	$2.625	3.42	$583,334

The total intrinsic value of options exercised during the year ended September 30, 2011 was $0. Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or at September 30, 2011 (for outstanding options), less the applicable exercise price.

NOTE 12 — STOCKHOLDERS’ EQUITY

Common Stock — The Company has authorized 1,560 shares of common stock, 1,000 DKK par value. As of December 31, 2010 and 2009, there were 1,560 and 1,560 common shares issued, and 1,554 and 1,554 common shares outstanding.

Treasury Stock — During 2009, the Company repurchased 6 common shares for $25,789 or $4,298 per share.

Stock Options — During 2008, the Board of Directors adopted a Stock Option Plans within LiqTech AS, CoMeTas AS and LiqTech NA. Under the terms and conditions of the Plans, the board is empowered to grant stock options to employees, officers, and directors of the Companies. Additionally, the Board will determine at the time of granting the vesting provisions. The total number of shares of common stock granted under the LiqTech AS, CoMeTas AS and LiqTech NA Plans were 39 options, 72 options and 5,500 options, respectively.

The Company recognizes compensation costs for stock option awards to employees based on their grant-date fair value. The value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted-average assumptions used to estimate the fair values of the stock options granted using the Black-Scholes option-pricing model are as follows for the year ended December 31, 2008:

	LiqTech AS	CoMeTas AS	LiqTech NA
Expected term	5 Years	5 Years	5 Years
Volatility	88.71%	143.49%	150%
Risk free interest rate	2.33%	2.33%	2.33%
Dividend yield	0%	0%	0%

The Companies recognized employee stock based compensation expense of $40,946 and $24,481 for the years end December 31, 2010 and 2009, respectively. At December 31, 2010 the Companies had approximately $2,000 of unrecognized compensation cost related to Non-vested options expected to be recognized in 2011.

A summary of the status of the options outstanding under the Company’s stock option plans at December 31, 2010 is presented below:

Range of Exercise Prices	Options Outstanding			Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
LiqTech AS $11,862	39	2.2 years	$11,862	39	$11,862
LiqTech NA $100 – $110	5,500	2.9 years	$104	4,400	$104
CoMeTas AS $4,205	52	2.2 years	$4,205	52	$4,205

A summary of the status of the options granted under the Company’s stock option plans at December 31, 2010, and changes during the year is presented below:

	December 31, 2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Average Intrinsic Value
LiqTech AS
Outstanding at beginning of year	39	$11,862	3.2	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at end of year	39	$11,862	2.2	$—
Vested and Expected to Vest	39	$11,862	2.2	$—
Exercisable end of year	39	$11,862	2.2	$—
LiqTech NA
Outstanding at beginning of year	5,500	$104	3.9	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at end of year	5,500	$104	2.9	$—
Vested and Expected to Vest	5,500	$104	2.9	$—
Exercisable end of year	4,400	$104	2.9	$—
CoMeTas AS
Outstanding at beginning of year	72	$4,205	3.2	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(20)	$4,205	—	—
Expired	—	—	—	—
Outstanding at end of year	52	$4,205	2.2	$—
Vested and Expected to Vest	52	$4,205	2.2	$—
Exercisable end of year	52	$4,205	2.2	$—

The total intrinsic value of options exercised during the year ended December 31, 2010 was $0. Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or at December 31, 2010 (for outstanding options), less the applicable exercise price.

Note 6 — Capital Stock

The Company has authorized 10,000,000 shares of $0.001 par value preferred stock with such rights, preferences and designations and to be issued in such series as determined by the Board of Directors. No shares are issued and outstanding at December 31, 2010.

The Company has authorized 100,000,000 shares of $0.001 par value common stock. During July 2004, the Company issued 1,250,000 shares of common stock for cash of $5,000 at $0.004 per share. In November 2004, the Company issued 33,500 shares of common stock for cash of $13,400 at $0.40 per share. During April 2005, the Company issued 37,750 shares of common stock for cash $15,100 at $0.40 per share. During April 2006, the Company issued 50,500 shares of common stock for cash of $50,500 at $1.00 per share.

On August 6, 2009, the Company effected a one for four reverse stock split. The financial statements have been restated, for all periods presented, to reflect the stock split. After the split the Company had 1,371,750 shares outstanding.

On August 12, 2009, the Company issued 20,000,000 shares of post-split common stock for cash of $20,000 at $0.001 per share. This transaction resulted in a change in control of the Company.

On April 20, 2010, the Company issued 20,000,000 shares of post-split common stock for cash of $20,000 at $0.001 per share. This transaction resulted in a change in control of the Company.